UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03721

Dreyfus Intermediate Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
August 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2%
Alabama - 2.8%
Alabama Public School and College
Authority,
Capital Improvement Revenue Bonds	5.00	1/1/26	1,500,000	1,716,825
Birmingham Water Works Board,
Water Revenue Bonds	5.00	1/1/31	3,260,000	3,775,895
Birmingham-Jefferson Civic Center
Authority,
Special Tax Revenue Bonds	5.00	7/1/38	2,975,000	3,343,067
Lower Alabama Gas District,
Gas Project Revenue Bonds	5.00	9/1/31	2,000,000	2,324,600
University of Alabama Board of Trustees,
General Revenue Bonds (The University
of Alabama)	5.00	7/1/24	6,025,000	6,670,338
				17,830,725
Alaska - .6%
Alaska Industrial Development and
Export Authority,
Revolving Fund Revenue Bonds	5.25	4/1/24	3,780,000	3,975,766
Arizona - 1.2%
Phoenix Civic Improvement Corporation,
Junior Lien Wastewater System
Revenue Bonds	5.00	7/1/28	5,000,000	5,702,300
Salt River Project Agricultural
Improvement and Power District,
Salt River Project Electric System
Revenue Bonds	5.00	12/1/27	1,500,000	1,637,445
				7,339,745
Arkansas - .6%
Fort Smith City,
Water & Sewer Utility Revenue Bonds	5.00	10/1/35	1,500,000	1,723,500
University of Arkansas Board of Trustees,
Various Facility Revenue Bonds
(Fayetteville Campus)	5.00	11/1/36	1,585,000	1,793,301
				3,516,801
California - 4.5%
California,
GO	5.00	8/1/28	1,150,000	1,364,119
California,
GO (Various Purpose)	5.00	8/1/30	2,500,000	2,941,850
California State Public Works Board,
LR (Various Capital Projects)	5.00	12/1/26	4,355,000	5,084,201

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
California - 4.5% (continued)
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda University
Medical Center)	5.00	12/1/31	1,000,000	[a]	1,105,150
Clovis Unified School District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	8/1/22	7,415,000	[b]	6,841,969
Golden State Tobacco Securitization Corp,
Tobacco Settlement Revenue Bonds	3.50	6/1/36	3,000,000		3,013,890
Orange County Transportation Authority,
Senior Lien Toll Road Revenue Bonds
(91 Express Lanes)	5.00	8/15/28	2,500,000		2,833,750
Sacramento City Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	7/1/23	5,065,000	[b]	4,512,408
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco
Asset Securitization Corporation)	4.75	6/1/25	505,000		507,136
University of California Regents,
General Revenue Bonds	5.25	5/15/23	125,000		125,340
					28,329,813
Colorado - 4.0%
City and County of Denver,
Airport System Subordinate Revenue
Bonds	5.50	11/15/26	15,640,000		17,919,843
Colorado Health Facilities Authority,
Revenue Bonds (Catholic Health
Initiatives)	6.00	10/1/23	5,355,000		5,370,208
University of Colorado,
Enterprise Revenue Bonds, Refunding	5.00	6/1/30	1,750,000		2,107,560
					25,397,611
Connecticut - 2.4%
Connecticut,
GO	5.00	10/15/25	5,500,000		6,058,580
Connecticut,
Special Tax Obligation Revenue Bonds
(Transportation Infrastructure
Purposes)	5.00	8/1/26	2,500,000		2,826,350
Connecticut,
Special Tax Obligation Revenue Bonds
(Transportation Infrastructure
Purposes)	5.00	9/1/32	5,500,000		6,026,240
					14,911,170

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
District of Columbia - 2.2%
District of Columbia Water and Sewer
Authority,
Public Utility Subordinate Lien Revenue
Bonds	5.00	10/1/27	5,980,000	6,645,933
Metropolitan Washington Airports
Authority,
Airport System Revenue Bonds	5.00	10/1/33	2,500,000	2,891,800
Metropolitan Washington Airports
Authority,
Airport System Revenue Bonds	5.00	10/1/35	1,000,000	1,125,620
Metropolitan Washington Airports
Authority,
Airport System Revenue Bonds	5.00	10/1/25	3,000,000	3,343,050
				14,006,403
Florida - 6.8%
Broward County,
Airport System Revenue Bonds	5.00	10/1/36	2,000,000	2,262,980
Broward County,
Airport System Revenue Bonds	5.00	10/1/22	3,605,000	4,006,453
Broward County,
Port Facilities Revenue Bonds	5.00	9/1/21	4,340,000	4,687,026
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue Bonds	5.00	6/1/25	12,000,000	13,767,360
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue Bonds	5.00	10/1/24	1,480,000	1,705,226
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue Bonds	5.00	10/1/30	1,250,000	1,424,450
Hillsborough County,
Solid Waste and Resource Recovery
Revenue Bonds	5.00	9/1/26	1,260,000	1,454,279
Lee County,
Transportation Facilities Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/24	2,500,000	2,865,200
Miami Beach Redevelopment Agency,
Tax Increment Revenue Bonds (City
Center/Historic Convention Village)	5.00	2/1/34	2,000,000	2,241,620
Miami-Dade County,
Seaport Revenue Bonds	5.75	10/1/28	1,500,000	1,709,370
Miami-Dade County,
Subordinate Special Obligation
Revenue Bonds	5.00	10/1/26	1,000,000	1,102,730
Orange County,
Tourist Development Tax Revenue
Bonds	5.00	10/1/32	3,275,000	3,736,382

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Florida - 6.8% (continued)
South Miami Health Facilities Authority,
Revenue Bonds, Refunding (Baptist
Health South Florida)	5.00	8/15/31	1,750,000		2,015,353
					42,978,429
Georgia - 2.9%
Atlanta,
Water and Wastewater Revenue Bonds	5.00	11/1/31	2,000,000		2,283,680
Atlanta Development Authority,
Senior Lien Revenue Bonds (New
Downtown Atlanta Stadium Project)	5.00	7/1/27	1,000,000		1,149,790
DeKalb County,
Water and Sewerage Revenue Bonds	5.25	10/1/25	4,000,000		4,751,720
Fulton County Development Authority,
Hospital Revenue Bonds (Wellstar
Health Systems)	5.00	4/1/36	1,350,000		1,505,169
Main Street Natural Gas Incorporated,
Gas Supply Revenue Bonds, 1 Month
LIBOR + .75%	2.15	9/1/23	2,500,000	[c]	2,488,725
Main Street Natural Gas, Inc.,
Gas Project Revenue Bonds (Guaranty
Agreement; Merrill Lynch and Co., Inc.)	5.50	9/15/28	2,530,000		3,011,408
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/28	2,500,000		2,823,875
					18,014,367
Hawaii - .6%
Hawaii Airports System,
Revenue Bonds, Series 2018 A	5.00	7/1/31	1,615,000		1,865,648
Hawaii Airports System,
Revenue Bonds, Series 2018 A	5.00	7/1/30	1,500,000		1,742,445
					3,608,093
Illinois - 11.7%
Chicago,
Customer Facility Charge Senior Lien
Revenue Bonds (Chicago O'Hare
International Airport)	5.50	1/1/26	3,300,000		3,695,901
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/29	4,000,000		4,413,800
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/23	3,530,000		3,910,675
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/35	3,000,000		3,343,650

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Illinois - 11.7% (continued)
Chicago,
Second Lien Water Revenue Bonds	5.00	11/1/25	1,200,000		1,357,596
Chicago,
Second Lien Water Revenue Bonds	5.00	11/1/27	2,000,000		2,270,360
Chicago Park District,
Limited Tax GO	5.00	1/1/30	2,060,000		2,241,095
Chicago Park District,
Limited Tax GO	5.00	1/1/28	1,000,000		1,097,150
Cook County,
GO	5.25	11/15/33	3,500,000		3,671,220
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/31	3,275,000		3,708,937
Illinois Finance Authority,
Revenue Bonds (Advocate Health Care
Network)	5.00	6/1/28	9,005,000		9,962,412
Illinois Finance Authority,
Revenue Bonds (OFS Healthcare
System)	5.00	11/15/28	1,205,000		1,349,106
Illinois Finance Authority,
Revenue Bonds (Rush University
Medical Center Obligated Group)	5.00	11/15/33	2,140,000		2,375,807
Illinois Toll Highway Authority,
Toll Highway Senior Revenue Bonds	5.00	1/1/25	5,000,000		5,204,650
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	12/15/28	5,000,000		5,253,950
Metropolitan Pier and Exposition
Authority,
Tax Revenue Bonds, Refunding
(McCormick Place Expansion Project)
(Insured; National Public Finance
Guarantee Corp.)	5.55	6/15/21	1,000,000	[d]	1,007,140
Railsplitter Tobacco Settlement
Authority,
Revenue Bonds	5.00	6/1/28	2,470,000		2,801,499
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue Bonds	5.25	6/1/21	3,300,000		3,562,350
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
Bonds (University of Illinois)	5.00	4/1/26	7,595,000		8,293,588
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
Bonds (University of Illinois)	5.00	4/1/32	3,655,000		3,986,289
					73,507,175

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Indiana - 2.4%
Indiana Finance Authority,
Educational Facilities Revenue Bonds
(Butler University Project)	5.00	2/1/30	1,400,000	1,509,746
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
Bonds (CWA Authority Project)	5.25	10/1/23	2,500,000	2,751,100
Indiana Municipal Power Agency,
Power Supply System Revenue Bonds	5.00	1/1/36	3,000,000	3,406,500
Richmond Hospital Authority,
Revenue Bonds (Reid Hospital Project)	5.00	1/1/28	2,440,000	2,711,596
Whiting Environmental Facilities,
Revenue Bonds (BP Products North
America Inc. Project)	5.00	11/1/24	4,000,000	4,594,200
				14,973,142
Iowa - .4%
Iowa Finance Authority,
Health Facilities Revenue Bonds
(UnityPoint Health)	5.00	8/15/32	2,280,000	2,551,502
Kentucky - 1.4%
Kentucky Public Energy Authority,
Gas Supply Revenue Bonds	4.00	4/1/24	6,000,000	6,372,180
Pikeville,
Hospital Improvement Revenue Bonds
(Pikeville Medical Center, Inc. Project)	6.25	3/1/23	2,195,000	2,387,984
				8,760,164
Maryland - 1.0%
Maryland Economic Development
Corporation,
Private Activity Revenue Bonds (Purple
Line Light Rail Project) (Green Bonds)	5.00	3/31/24	1,000,000	1,076,250
Maryland Health and Higher Educational
Facilities Authority,
Revenue Bonds (Peninsula Regional
Medical Center Issue)	5.00	7/1/31	1,740,000	1,931,435
Maryland Stadium Authority,
Revenue Bonds (Construction &
Revitalization Program)	5.00	5/1/37	3,090,000	3,559,834
				6,567,519
Massachusetts - 4.1%
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/26	2,500,000	2,923,000
Massachusetts Development Finance
Agency,
Revenue Bonds (Partners HealthCare
System Issue)	5.00	7/1/25	1,000,000	1,081,040

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Massachusetts - 4.1% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds (Partners HealthCare
System Issue)	5.00	7/1/34	2,630,000	3,004,065
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Tufts
Medical Center Issue)	5.50	1/1/22	1,200,000	1,290,828
Massachusetts Educational Financing
Authority,
Education Loan Revenue Bonds (Issue
K)	5.00	7/1/22	6,645,000	7,264,513
Massachusetts Port Authority,
Revenue Bonds, Refunding	5.00	7/1/23	2,000,000	2,252,880
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue
Bonds	5.00	8/15/28	2,000,000	2,208,840
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue
Bonds	5.00	8/15/24	5,000,000	5,570,200
				25,595,366
Michigan - 4.3%
Detroit,
Sewage Disposal System Senior Lien
Revenue Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,635,000	1,677,804
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue Bonds	5.00	7/1/36	5,000,000	5,519,900
Michigan Finance Authority,
Hospital Revenue Bonds, Refunding
(Trinity Health Credit Group)	5.00	12/1/34	2,000,000	2,294,500
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/25	3,180,000	3,638,302
Michigan Finance Authority,
HR (Oakwood Obligated Group)	5.00	8/15/30	3,870,000	4,277,472
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Sewage Disposal
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/30	1,000,000	1,116,260
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	5,000,000	5,612,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Michigan - 4.3% (continued)
Michigan State Hospital Finance
Authority,
Revenue Bonds (Ascension Health
Senior Credit Group)	4.00	6/1/23	2,500,000	2,683,900
				26,820,838
Minnesota - .2%
Western Minnesota Municipal Power
Agency,
Power Supply Revenue Bonds	5.00	1/1/24	1,000,000	1,139,870
Missouri - 2.6%
Missouri Development Finance Board,
Infrastructure Facilities Revenue Bonds
(Branson Landing Project)	5.00	6/1/28	1,495,000	1,654,651
Missouri Development Finance Board,
Infrastructure Facilities Revenue Bonds
(Branson Landing Project)	5.00	6/1/30	2,425,000	2,671,453
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue Bonds
(CoxHealth)	5.00	11/15/35	3,705,000	4,087,801
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue Bonds (Saint
Luke's Health System, Inc.)	5.00	11/15/26	1,000,000	1,159,550
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue Bonds (Saint
Luke's Health System, Inc.)	5.00	11/15/28	1,300,000	1,490,866
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue Bonds (Iatan 2
Project)	5.00	1/1/32	1,550,000	1,717,462
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue Bonds (Prairie
State Project)	5.00	12/1/30	3,270,000	3,691,732
				16,473,515
Nebraska - 1.4%
Public Power Generation Agency,
Revenue Bonds (Whelan Energy Center
Unit 2)	5.00	1/1/29	4,750,000	5,336,815
Public Power Generation Agency of
Nebraska,
Revenue Bonds (Whelan Energy Center
Unit 2)	5.00	1/1/38	1,000,000	1,114,130

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Nebraska - 1.4% (continued)
Public Power Generation Agency of
Nebraska,
Revenue Bonds (Whelan Energy Center
Unit 2)	5.00	1/1/30	2,250,000	2,519,685
				8,970,630
Nevada - .5%
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured
by Southern Nevada Water Authority
Pledged Revenue Bonds)	5.00	6/1/25	2,100,000	2,315,439
Reno,
Sales Tax Revenue Bonds, First Lien
(Reno Transportation Rail Access
Project)	5.00	6/1/35	500,000	573,790
				2,889,229
New Jersey - 5.4%
New Jersey Economic Development
Authority,
Revenue Bonds	5.25	6/15/27	2,500,000	2,788,950
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
Bonds	5.00	3/1/28	2,250,000	2,410,313
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
Bonds	5.25	6/15/29	1,400,000	1,554,644
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
Bonds	5.25	6/15/31	4,000,000	4,411,280
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue Bonds	5.00	12/1/24	2,400,000	2,688,552
New Jersey Tobacco Settlement Financing
Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/32	2,330,000	2,640,892
New Jersey Tobacco Settlement Financing
Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/36	2,175,000	2,430,737
New Jersey Tobacco Settlement Financing
Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/31	2,000,000	2,273,980
New Jersey Tobacco Settlement Financing
Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/37	3,150,000	3,512,155
New Jersey Turnpike Authority,
Turnpike Revenue Bonds, Refunding	5.00	1/1/31	1,250,000	1,463,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New Jersey - 5.4% (continued)
Rutgers The State University,
GO	5.00	5/1/29	6,840,000		7,650,745
					33,825,273
New York - 8.2%
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/30	5,000,000		5,741,100
New York City,
GO	5.00	12/1/31	3,750,000		4,347,112
New York City,
GO	5.00	8/1/28	5,000,000		5,470,600
New York City,
GO	5.00	3/1/25	3,300,000		3,760,614
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue Bonds
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/20	3,035,000		3,193,124
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue Bonds	5.00	5/1/28	4,400,000		4,923,600
New York Liberty Development
Corporation,
Revenue Bonds (Goldman Sachs
Headquarters Issue)	5.25	10/1/35	2,000,000		2,476,180
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	3/15/32	3,000,000		3,381,660
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	2/15/25	3,925,000		4,490,278
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)
(Prerefunded)	5.25	2/15/19	10,000	[e]	10,169
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(American Airlines, Inc. John F.
Kennedy International Airport Project)	5.00	8/1/26	1,000,000		1,051,520
New York Transportation Development
Corporation,
Special Facility Revenue Bonds (Delta
Air Lines-Laguardia Airport Terminals)	5.00	1/1/23	3,580,000		3,924,396
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(LaGuardia Airport Terminal B
Redevelopment Project)	5.00	7/1/34	1,000,000		1,079,980

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New York - 8.2% (continued)
Suffolk Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.38	6/1/28	735,000		734,824
Triborough Bridge and Tunnel Authority,
General Revenue Bonds (MTA Bridges
and Tunnels)	2.63	12/3/19	4,000,000	[c]	4,006,680
TSASC Inc.,
Revenue Bonds, Refunding, Series 2017
A	5.00	6/1/32	3,000,000		3,333,750
					51,925,587
North Carolina - .7%
North Carolina Medical Care Commission,
Health Care Facilities Revenue Bonds
(Vidant Health)	5.00	6/1/32	2,500,000		2,798,050
North Carolina Turnpike Authority,
Revenue Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/28	1,500,000		1,727,775
					4,525,825
Ohio - .7%
Montgomery County,
Revenue Bonds (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,205,848
Ohio Hospital Facilities,
Revenue Bonds, Refunding (Cleveland
Clinic Health Systems)	5.00	1/1/31	1,250,000		1,466,375
					4,672,223
Oregon - .6%
Oregon Facilities Authority,
Revenue Bonds (Legacy Health Project)	5.00	6/1/35	2,500,000		2,804,375
Port of Portland,
Revenue Bonds (Portland International
Airport)	5.00	7/1/35	1,000,000		1,122,520
					3,926,895
Pennsylvania - 5.8%
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/31	2,500,000		2,846,925
Delaware Valley Regional Finance
Authority,
Revenue Bonds (Insured; CNTY Gtd.)
Series 2018 B, MUNIPSA + .42%	1.98	9/1/22	6,500,000	[c]	6,501,885
Montgomery County Higher Education
and Health Authority,
Revenue Bonds, Refunding, (Thomas
Jefferson University) Ser. A	5.00	9/1/32	1,000,000		1,147,330

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Pennsylvania - 5.8% (continued)
Pennsylvania Higher Educational
Facilities Authority,
Health System Revenue Bonds
(University of Pennsylvania Health
System)	5.00	8/15/25	1,700,000		1,978,800
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue
Bonds	5.00	12/1/30	5,000,000		5,678,050
Pennsylvania Turnpike Commission,
Revenue Bonds, Refunding	5.00	12/1/31	2,400,000		2,736,864
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	5.00	12/1/31	1,650,000		1,867,800
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue Bonds	5.00	6/1/28	3,250,000		3,674,222
Philadelphia Airport,
Revenue Bonds, Refunding	5.00	7/1/31	1,000,000		1,138,180
Philadelphia School District,
GO	5.00	9/1/21	3,555,000		3,739,149
School District of Philadelphia/The,
GO	5.00	9/1/32	2,000,000		2,267,280
School District of Philadelphia/The,
GO	5.00	9/1/30	2,490,000		2,800,005
School District of Philadelphia/The,
GO, (Prerefunded)	5.00	9/1/26	10,000	[e]	11,840
					36,388,330
South Carolina - .8%
South Carolina Ports Authority,
Ports Revenue Bonds	5.00	7/1/31	2,000,000		2,312,240
South Carolina Public Service Authority,
Revenue Bonds Obligations (Santee
Cooper)	5.00	12/1/25	2,320,000		2,591,904
					4,904,144
Tennessee - 1.3%
Greeneville Health & Educational
Facilities Board,
Hospital Revenue Bonds (Ballard
Health Obligation Group)	5.00	7/1/32	2,500,000		2,726,350
Tennessee Energy Acquisition,
Gas Revenue Bonds	4.00	11/1/25	3,500,000		3,712,205
Tennessee Energy Acquisition
Corporation,
Gas Project Revenue Bonds	5.25	9/1/26	1,505,000		1,741,646
					8,180,201

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Texas - 7.0%
Arlington City,
Special Tax Revenue Bonds, Refunding
(Insured; Assured Guaranty Municipal
Corp.)	5.00	2/15/34	1,500,000	1,678,305
Central Texas Regional Mobility
Authority,
Senior Lien Revenue Bonds	5.00	1/1/32	1,350,000	1,500,444
Cypress-Fairbanks Independent School
District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/27	5,000,000	5,657,000
Dallas and Fort Worth,
Joint Revenue Bonds (Dallas-Fort
Worth International Airport)	5.00	11/1/22	4,000,000	4,423,880
Harris County,
Tax Road GO	5.00	10/1/27	2,500,000	2,899,275
Harris County-Houston Sports Authority,
Senior Lien Revenue Bonds	5.00	11/15/28	2,500,000	2,809,175
Harris County-Houston Sports Authority,
Senior Lien Revenue Bonds	5.00	11/15/29	2,325,000	2,606,930
Love Field Airport Modernization
Corporation,
General Airport Revenue Bonds	5.00	11/1/24	1,000,000	1,133,240
New Hope Cultural Educational Facilities
Finance Corp.,
Hospital Revenue Bonds, Refunding
(Children's Health System Project)	5.00	8/15/29	1,750,000	2,046,695
North Texas Tollway Authority,
Second Tier System Revenue Bonds	5.00	1/1/31	5,000,000	5,623,850
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/26	3,000,000	3,522,120
San Antonio,
Municipal Drainage Utility System
Revenue Bonds	5.00	2/1/28	5,000,000	5,569,100
Tarrant County Cultural Education
Facilities Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00	11/15/31	1,400,000	1,596,210
Texas Transportation Commission,
Central Texas Turnpike System Second
Tier Revenue Bonds	5.00	8/15/31	2,500,000	2,737,550
				43,803,774

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
U.S. Related - .8%
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds, Refunding
(Insured; Assured Guaranty Municipal
Corporation) Series 2007 CC	5.25	7/1/36	4,400,000	5,219,368
Utah - 1.4%
Salt Lake City,
Airport Revenue Bonds, Ser. A	5.00	7/1/36	5,000,000	5,633,550
Utah Transit Authority,
Subordinated Sales Tax Revenue Bonds	5.00	6/15/35	2,645,000	2,972,319
				8,605,869
Virginia - 1.2%
Richmond,
Public Utility Revenue Bonds	5.00	1/15/31	4,095,000	4,743,484
Virginia Small Business Financing
Authority,
Revenue Bonds	5.00	7/1/34	2,900,000	3,075,363
				7,818,847
Washington - 4.8%
Central Puget Sound Regional Transit
Authority,
Sales Tax and Motor Vehicle Excise Tax
Revenue Bonds (Green Bonds)	5.00	11/1/31	1,250,000	1,456,163
King County Public Hospital District
Number 2,
Limited Tax GO (Valley Medical Center)	5.00	12/1/30	6,930,000	7,891,399
Port of Seattle,
Intermediate Lien Revenue Bonds	5.00	3/1/34	2,000,000	2,235,200
Port of Seattle,
Intermediate Lien Revenue Bonds	5.00	8/1/28	2,485,000	2,730,294
Seattle,
Drainage and Wastewater
Improvement Revenue Bonds	5.00	9/1/27	3,525,000	3,862,166
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	5,030,000	5,702,913
Washington,
Motor Vehicle Fuel Tax GO	5.00	2/1/24	4,315,000	4,840,783
Washington Convention Center Public
Facilities District,
Revenue Bonds	5.00	7/1/33	1,330,000	1,530,351
				30,249,269
Wisconsin - 1.9%
Public Finance Authority of Wisconsin,
Lease Development Revenue Bonds
(KU Campus Development Corporation
- Central District Development Project)	5.00	3/1/36	4,500,000	5,003,910

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Wisconsin - 1.9% (continued)
Wisconsin Health and Educational
Facilities Authority,
Health Facilities Revenue Bonds
(UnityPoint Health)	5.00	12/1/28	1,890,000	2,131,523
Wisconsin Health and Educational
Facilities Authority,
Revenue Bonds (ProHealth Care, Inc.
Obligated Group)	5.00	8/15/33	2,250,000	2,475,293
Wisconsin Health and Educational
Facilities Authority,
Revenue Bonds, Refunding (Children's
Hospital of Wisconsin, Inc.)	5.00	8/15/34	1,835,000	2,085,533
				11,696,259
Total Investments (cost $611,636,072)			99.2%	623,899,737
Cash and Receivables (Net)			0.8%	5,036,909
Net Assets			100.0%	628,936,646

LIBOR—London Interbank Offered Rate
MUNIPSA—SIFMA Municipal Swap Index Yield

[a] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, these securities were valued at $1,105,150 or .18% of net assets.
[b] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[c] Variable rate security—rate shown is the interest rate in effect at period end.
[d] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[e] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	623,899,737	-	623,899,737

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2018, accumulated net unrealized appreciation on investments was $12,263,665, consisting of $15,914,264 gross unrealized appreciation and $3,650,599 gross unrealized depreciation.

At August 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Intermediate Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)